Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	FEC Resources Inc.
Entity Central Index Key	0000849997
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
FEC Resources Inc.
Entity Common Stock, Shares Outstanding	439,143,765